Significant accounting policies	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Accounting Policies [Abstract]
Significant accounting policies

3.Significant accounting policies:

These unaudited Consolidated Interim Financial Statements have been prepared in accordance U.S. GAAP and on a basis consistent with those accounting principles followed by the Company and disclosed in note 2 of its Annual Consolidated Financial Statements for the year ended March 31, 2022, (except as disclosed in note 3(c) to these financial statements) and should be read in conjunction with and Notes thereto.

(a)	Basis of consolidation:

These consolidated financial statements include the accounts of the Company and its subsidiaries in which the Company has a controlling financial interest. All intercompany balances and transactions have been eliminated from the Company’s consolidated financial statements. On February 10, 2021, Neptune acquired a 50.1% interest in Sprout Foods, Inc. (“Sprout” or “Sprout Foods”). The accounts of the subsidiary are included in the consolidated financial statements from that date.

(b)	New standards and interpretations not yet adopted:

Accounting pronouncements not yet adopted

In October 2021, the FASB issued ASU 2021-08, Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which amends ASC Topic 805, Business Combinations, ASU 2021-18 improves the accounting for acquired revenue contracts with customers in a business combination by addressing diversity in practice and inconsistency related to the (1) recognition of an acquired contract liability and (2) payment terms and their direct effect on subsequent revenue recognized by the acquirer. ASU 2021-08 is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2022. Management has not yet evaluated the impact of this ASU on the Company’s consolidated financial statements and the Company does not intend to adopt ASU 2021-18 until its fiscal year beginning April 1, 2023.

In June 2016, the FASB issued ASU 2016-13, Financial instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), which amends the guidance on the impairment of financial instruments by requiring measurement and recognition of expected credit losses for financial assets held. ASU 2016-13 is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2019, and earlier adoption is permitted beginning in the first quarter of fiscal 2019. In November 2019, the FASB issued ASU No. 2019-10, Financial Instruments - Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates (“ASU 2019-10”). The purpose of this amendment is to create a two-tier rollout of major updates, staggering the effective dates between larger public companies and all other entities. This granted certain classes of companies, including Smaller Reporting Companies (“SRCs”), additional time to implement major FASB standards, including ASU 2016-13. Larger public companies will still have an effective date for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. All other entities are permitted to defer adoption of ASU 2016-13, and its related amendments, until the earlier of fiscal periods beginning after December 15, 2022. The Company will adopt ASU 2016-13 for its fiscal year beginning April 1, 2023, and the Company’s evaluation of the potential impact of adoption is in process.

(c)	Assets held for sale:

The Company classifies long-lived assets or disposal groups to be sold as assets held for sale in the period in which all of the following conditions are met: management, having the authority to approve the action, commits to a plan to sell the asset or disposal group; the asset or disposal group is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets or disposal groups; an active program to locate a buyer and other actions required to complete the plan to sell the asset or disposal group have been initiated; the sale of the asset or disposal group is probable, and transfer of the asset or disposal group is expected to qualify for recognition of a completed sale within one year; the assets of disposal group are subject to an asset sale and purchase agreement (see notes 2(d)); and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

Assets and liabilities directly associated with assets held for sale are measured at the lower of carrying amount and fair value less costs to sell immediately prior to their classification. Any loss resulting from this measurement is recognized in the period in which the held-for sale criteria are met. Conversely, gains are not recognized on the sale of a long-lived asset or disposal group until the date of the sale.

Assets classified as held for sale, and the assets and liabilities included within the disposal group classified as held for sale are presented separately on the face of the balance sheet. Non-current assets that are classified as held for sale are not depreciated.

3.Significant accounting policies:

(a)	Basis of consolidation:

These consolidated financial statements include the accounts of the Corporation and its subsidiaries in which the Corporation has a controlling financial interest. All intercompany balances and transactions have been eliminated from the Corporation’s consolidated financial statements. On February 10, 2021, Neptune acquired a 50.1% interest in Sprout Foods, Inc. (“Sprout” or “Sprout Foods”). The accounts of the subsidiary are included in the consolidated financial statements from that date.

(b)	Business combinations and related goodwill:

Business combinations are accounted for using the acquisition method as at the acquisition date when control is transferred. The consideration transferred for the acquisition of a business is the fair value of the assets transferred, and any liability and equity interests issued by the Corporation to the former owners of the acquired business on the date control of the acquired company is obtained. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are generally measured initially at their fair values at the acquisition date. Restructuring, transaction costs other than those associated with the issue of debt or equity securities, and other direct costs of a business combination are not considered part of the business acquisition transaction and are expensed as incurred.

The Corporation measures goodwill as the fair value for the consideration transferred less the net recognized amount of the identifiable assets acquired and liabilities assumed, including the recognized amount of any non-controlling interest in the acquiree, all measured at the acquisition date.

(c)	Derivative over its own equity:

The Corporation has issued liability-classified derivatives over its own equity and has a call option on the non-controlling interest of a subsidiary.

An embedded derivative is separated from the host contract and accounted for separately if the economic characteristics and risks of the host contract and the embedded derivative are not closely related, a separate instrument with the same terms as the embedded derivative would meet the definition of a derivative, and the combined instrument is not measured at fair value through profit or loss.

Derivatives and separable embedded derivatives are recognized initially at fair value and attributable transaction costs are expensed as incurred. Subsequent to the initial recognition, derivatives and separable embedded derivatives are measured at fair value and all changes in the fair value are recognized in profit or loss, in the line item “Gain on revaluation of derivatives”.

(d)	Cash and cash equivalents:

The Corporation considers all highly liquid, short-term investments with original maturities of three months or less at the time of purchase to be cash equivalents. Cash equivalents consist of time deposits with a number of U.S. and non-U.S. commercial banks and money market fund investments.

(e)	Investments:

Investments in equity investments in publicly traded companies in which the Corporation does not exercise significant influence are classified as available-for-sale securities. These securities are reported at fair values; based upon quoted market prices, and subsequent changes in the fair value are recognized in profit or loss, in the line item “Change in revaluation of marketable securities”.

(f)	Trade accounts receivable:

Trade accounts receivable consist of amounts due from normal business activities. An allowance for current expected credit losses is maintained to reflect credit risk for trade accounts receivable based on a current expected credit loss model which factors in changes in credit quality since the initial recognition of trade accounts receivable based on customer risk categories. Current expected credit losses also consider collection history and specific risks identified on a customer-by-customer basis. Trade accounts receivable are presented net of allowances for current expected credit losses.

(g)	Inventories:

Inventories are measured at the lower of cost and net realizable value. The cost of finished goods, raw materials, supplies and spare parts is based on the weighted-average cost method. The cost of finished goods and work in progress includes expenditures incurred in acquiring the inventories, production or conversion costs, sub-contractor costs and other costs incurred in bringing them to their existing location and condition, as well as any appropriate share of production overheads based on normal operating capacity.

Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and selling expenses.

As necessary, the Corporation records write-downs for excess, slow moving and obsolete inventory. To determine these amounts, the Corporation regularly reviews inventory quantities on hand and compares them to estimates of historical utilization, future product demand, and production requirements.

Write-downs of inventories to net realizable value are recorded in cost of sales in the consolidated financial statements.

(h)	Property, plant and equipment, net:

Property, plant and equipment are measured at historical cost less accumulated depreciation and accumulated impairment losses, if any. Historical cost includes expenditures that are directly attributable to the acquisition of the asset, including all costs incurred in bringing the asset to its present location and condition.

Purchased software that is integral to the functionality of the related equipment is capitalized as part of that equipment.

Depreciation is calculated on the cost of an asset using either a straight-line basis or a declining basis over the estimated useful lives of each item of property, plant and equipment.

The estimated useful lives are as follows:

Asset	Method	Period/Rate
Building and building components	Straight-line	20 to 40 years
Laboratory, and plant equipment	Straight-line	10 to 20 years
Furniture and office equipment	Declining balance	20% to 30%
Computer equipment	Straight-line	2 to 5 years

(i)	Goodwill and other Intangible assets:
(i)	Initial recognition:

Goodwill represents the excess purchase price over the estimated fair value of net assets acquired in a business combination. Following initial recognition, goodwill is measured at cost less any accumulated impairment losses.

Intangible assets with finite lives are carried at cost less accumulated amortization and impairment losses, if any, and are amortized on a straight-line basis over the estimated useful life of the intangible asset. The estimated useful lives are as follows:

Asset	Method	Period/Rate
Customer relationships (1)	Straight-line	10 years
Farmer relationships (1)	Straight-line	3 years
License agreements	Straight-line	31 months to 12 years
Website and trademarks	Straight-line	4 years
Tradenames	Straight-line	15 years
Computer software	Straight-line	3 to 5 years
(1)	During the year ended March 31, 2021, the amortization of customer relationships and farmer relationships, both related to SugarLeaf, was accelerated and those assets were then fully amortized.
(ii)	Subsequent expenditure:

Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditures, including expenditure on internally generated goodwill and brands, are recognized in profit or loss as incurred.

(j)	Research and development:

Research and development expenditures are expensed as incurred. These costs primarily consist of employees’ salaries and benefits related to research and development activities, consultants that conduct the Corporation’s clinical trials, independent auditors and consultants to perform investigation activities on behalf of the Corporation, clinical trial materials, stock-based compensation expense, and other non-clinical costs and regulatory approvals. Advance payments for goods and services that will be used in future research and development are recognized in prepaids or other assets and are expensed when the services are performed, or the goods are used.

(k)	Impairment:
(i)	Long-lived assets:

Long-lived assets, such as property, plant, and equipment, and finite-lived intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Corporation first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. Any impairment loss recognized is not reversed in future periods.

(ii)	Goodwill:

Goodwill is assessed for impairment annually in the fourth quarter or more frequently if events or changes in circumstances indicate that the carrying value of a reporting unit more likely than not exceeds its fair value. Goodwill is tested for impairment at the reporting unit level, which is the operating segment, or a component, which is one level below that operating segment. Components are aggregated as a single reporting unit if they have similar economic characteristics.

Goodwill is tested for impairment when there is a triggering event indicating that the carrying amount may be impaired. When impairment indicators are identified, the Corporation compares the reporting unit’s fair value to its carrying amount, including goodwill. An impairment loss is recognized as the difference, if any, between the reporting unit’s carrying amount and its fair value, to the extent the difference does not exceed the total amount of goodwill allocated to the reporting unit. Any impairment loss recognized is not reversed in future periods.

For the purposes of annual impairment testing, the carrying amounts of goodwill are allocated to the reporting units. In conducting its annual impairment test, the Corporation first reviews qualitative factors to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount. Factors considered in a qualitative assessment include, among other things, macroeconomic conditions, industry and market considerations, financial performance of the respective reporting unit and other relevant entity and reporting-unit specific considerations. If factors indicate that the fair value of the reporting unit is less than its carrying amount, the Corporation performs a quantitative assessment. The fair value of the reporting unit is determined by analyzing scenarios of business projections and sensitivities attempting to model various assumptions as to how the revenues and cash flows of the business may evolve depending on factors including macroeconomic conditions, industry and market considerations, cost factors and overall financial performance specific to the reporting unit. The Corporation estimates the fair values of its reporting units based on discounted cash flow (“DCF”) methodology reflecting the latest projections.

(l)	Revenue:

The Corporation’s revenue is comprised of sales of (i) nutraceutical products, (ii) cannabis and hemp products, (iii) food and beverages products, (iv) innovation products and (v) processing services. Payment terms are short-term in nature and are generally less than one year. In addition, if the good is transferred and payment is received within one year, the Company does not determine significant financing components.

Sale of products:

The Corporation’s revenue-generating activities from the sale of products in the course of ordinary activities are recognized at a point in time when control of the products is transferred to the customer and the Corporation’s obligations have been fulfilled. The Corporation transfers control generally on shipment of the goods or in some cases, upon reception by the customer. Revenue is measured as the amount of consideration the Corporation expects to receive in exchange for the Corporation’s product as specified in the customer contract. Certain of the Corporation’s customer contracts, most notably those with the Canadian provincial and territorial agencies, may provide the customer with a right of return. In certain circumstances, the Corporation may also provide a retrospective price adjustment to a customer. These items give rise to variable consideration, which is recognized as a reduction of the transaction price based upon the expected amounts of the product returns and price adjustments at the time revenue for the corresponding product sale is recognized. The determination of the reduction of the transaction price for variable consideration requires that the Corporation make certain estimates and assumptions that affect the timing and amounts of revenue recognized. The Corporation estimates this variable consideration by taking into account factors such as historical information, current trends, forecasts, provincial and territorial inventory levels, availability of actual results and expectations of demand. The Corporation recognizes a liability for sales refunds within other current liabilities with a corresponding decrease in revenues. Furthermore, the Corporation recognizes an asset for the value of inventory which is expected to be returned within prepaid expenses and other assets on the consolidated balance sheets with a corresponding reduction of cost of sale.

Processing services:

The Corporation is involved in the extraction, purification and formulation of health and wellness products. Revenue earned on processing services is recognized as the services are rendered in accordance with contractual terms, recovery of the consideration is probable and the amount of revenue can be measured reliably. The Corporation recognizes revenue from processing services in proportion to the stage of completion of the service at the reporting date. The stage of completion is assessed based on surveys of work performed. All related production costs are expensed as incurred.

Royalty revenues:

Royalties are earned under the terms of the applicable agreement and are recognized when it is probable that the economic benefits associated with the transaction will be received and the amount can be measured reliably.

Principal versus agent arrangements:

The Corporation may be involved with other parties, including suppliers of products, in providing goods or services to a customer when it enters into revenue transactions for the sale of products that it does not manufacture. In these instances, the Corporation must determine whether it is a principal in these transactions by evaluating the nature of its promise to the customer. The Corporation is a principal and records revenue on a gross basis if it controls a promised good before transferring that good to the customer. On the other hand, the Corporation records revenue as the net amount when it does not meet the criteria to be considered a principal.

(m)	Cost of revenue:

Cost of revenue includes all costs directly related to the manufacturing of products, including the cost of raw materials, direct labor, packaging, direct production costs, plant overhead, depreciation expense related to manufacturing and corresponding right-of-use assets. For manufacturing outsourced to third-party contractors, cost of revenue represents the amount invoiced by the contractors. Cost of revenue also includes the costs relating to warehousing, maintenance, inspection activities, freight and inventory write-downs.

(n)	Selling, general and administrative expenses:

Selling, general and administrative (“SG&A”) expenses include selling and administrative personal costs, sales and marketing expenses, professional fees, depreciation expense related to non-manufacturing assets, operating lease rent expense, non-manufacturing overhead, gains and losses on the sale of property, plant and equipment, and other general and administrative expenses. Additionally, SG&A expenses include a portion of costs related to employee benefits, share-based compensation expense and amortization of customer relationships and other intangibles.

(o)	Government grants:

Government grants, consisting of grants, subsidies and Quebec provincial investment tax credits, are recorded as a reduction of the related expense or cost of the asset acquired. Government grants are recognized when there is reasonable assurance that the Corporation has met or will meet the requirements of the approved grant program and there is reasonable assurance that the grant will be received.

Grants that compensate the Corporation for expenses incurred are recognized in profit or loss in reduction thereof on a systematic basis in the same years in which the expenses are recognized. Grants that compensate the Corporation for the cost of an asset are recognized in profit or loss on a systematic basis over the useful life of the asset.

(p)	Leases:

The Corporation determines if an arrangement is or contains a lease at contract inception and classifies it as either an operating or finance lease. In addition to lease agreements, the Corporation reviews all material contracts that could contain an embedded lease for potential embedded lease obligations. The Corporation recognizes a right-of-use (ROU) asset and a lease liability at the lease commencement date.

The lease liability is recognized based on the present value of the remaining fixed or in-substance fixed lease payments discounted using the Corporation’s incremental borrowing rates unless the lessor’s rate implicit in the lease is readily determinable, in which case it is used. The Corporation uses a specific incremental borrowing rate for leases, which is determined based on the geography and term of the lease. These rates are determined based on inputs provided by external banks and updated periodically. The lease liability includes the exercise of a purchase option only if the Corporation is reasonably certain to exercise as of the commencement date of the lease. The residual value guarantee amount is only included in the lease liability calculation to the extent payment is probable to the lessor as of the commencement of the lease. The right-of-use (“ROU”) asset is calculated based on the lease liability adjusted for any lease payments paid to the lessor at or before the commencement date (i.e., prepaid rent) and initial direct costs incurred by the Corporation and excluding any lease incentives received from the lessor.

Variable lease payments that do not depend on an index or a specified rate are not included in the measurement of lease liabilities but instead are recognized as expenses in the period in which the event or condition that triggers the payment occurs.

The lease term for purposes of lease accounting may include options to extend or terminate the lease when it is reasonably certain that the Corporation will exercise that option as of the commencement date of the lease. For operating leases, the lease expense is recognized on a straight-line basis over the lease term as rent expense. For finance leases, the Corporation amortizes the ROU asset on a straight-line basis and records interest expense on the lease liability created at lease commencement over the lease term.

After the commencement date, the carrying amount of lease liabilities is increased to reflect the accretion of interest and reduced to reflect lease payments made. In addition, the carrying amount of lease liabilities is remeasured when there is a change in future lease payments arising from a change in an index or specified rate, if there is a modification to the lease terms and conditions, a change in the estimate of the amount expected to be payable under residual value guarantee, or if the Corporation changes its assessment of whether it will exercise a termination, extension or purchase option. The re-measurement amount of the lease liabilities is recognized as an adjustment to the right-of-use asset, or in the consolidated statement of loss when the carrying amount of the right-of-use asset is reduced to zero.

Leases with an initial term of twelve months or less are not recorded on the consolidated balance sheets; the Corporation recognizes lease expense for these leases over their lease term.

(q)	Share-based payment:

The Corporation offers a stock option plan, which is further described in Note 16, Share-based payments.

For equity-settled awards, the grant date fair value of share-based payment awards is recognized as an expense, with a corresponding increase in equity, over the applicable vesting period of the awards. The grant date fair value takes into consideration market performance conditions when applicable. The Corporation has elected to record awards that vest on multiple instalments as multiple awards, otherwise referred to as graded vesting. For performance-based options issued, the fair value of the instrument is measured at the grant date and expensed over the vesting term when the performance targets are considered probable of being achieved. The Corporation also elected to adjust the amount recognized as an expense to reflect the number of awards for which the related service and non-market performance vesting conditions are expected to be met, such that the amount ultimately recognized as an expense is based on the number of awards that meet the related service and non-market performance conditions at the vesting date.

Equity based awards, consisting of RSUs, DSUs and cash bonus based on the price of the Corporation common share price, are initially measured based on the fair value of the share-based payment awards at grant date. The cash bonus is remeasured at the end of each reporting period, until settlement.

The fair value of the share-based payment transactions is measured using the Black-Scholes model. Measurement inputs include share price on measurement date, exercise price of the instrument, expected volatility (based on the historical volatility), weighted average expected life of the instruments (based on contractual life, tranche vesting term and general option holder behavior), expected dividends, and the risk-free interest rate (based on government bonds). Service and non-market performance conditions attached to the transactions, if any, are not taken into account in determining fair value. Certain instruments have a market condition considered in the determination of the fair value of the award. The fair value of those awards considers the market condition and is determined generally using a Monte Carlo simulation model.

(r)	Income tax:

Income taxes are comprised of current and deferred taxes. These taxes are accounted for using the liability method. Current tax is recognized in connection with income for tax purposes, unrealized tax benefits and the recovery of tax paid in a prior period and measured using the enacted tax rates and laws applicable to the taxation period during which the income for tax purposes arose.

Deferred tax is recognized on the difference between the carrying amount of an asset or a liability, as reflected in the financial statements, and the corresponding tax base, used in the computation of income for tax purposes (temporary differences) and measured using the enacted tax rates and laws as at the balance sheet date that are expected to apply to the income that the Corporation expects to arise for tax purposes in the period during which the difference is expected to reverse. Management assesses the likelihood that a deferred tax asset will be realized, and a valuation allowance is provided to the extent that it is more likely than not that all or a portion of a deferred tax asset will not be realized. The determination of both current and deferred taxes reflects the Corporation’s interpretation of the relevant tax rules and judgement.

An unrealized tax benefit may arise in connection with a period that has not yet been reviewed by the relevant tax authority. A change in the recognition or measurement of an unrealized tax benefit is reflected in the period during which the change occurs.

Income taxes are recognized in the consolidated statement of loss, except when they relate to an item that is recognized in other comprehensive income (loss) or directly in equity, in which case, the taxes are also recognized in other comprehensive income (loss) or directly in equity respectively. Where income taxes arise from the initial accounting for a business combination, these are included in the accounting for the business combination.

Interest and penalties in respect of income taxes are not recognized in the consolidated statement of loss as a component of income taxes but as a component of interest expense.

(s)	Net earnings or loss per share:

Basic net earnings or loss per share is calculated by dividing the profit or loss attributable to common shareholders of the Corporation by the weighted average number of common shares outstanding during the period. Diluted net earnings or loss per share is determined by adjusting the profit or loss attributable to common shareholders and the weighted average number of common shares outstanding, adjusted for own shares held, for the effects of all dilutive potential common shares, which comprise warrants, share options, deferred share units, restricted share units and restricted shares granted to employees and directors.

(t)	New standards and interpretations not yet adopted:

Accounting pronouncements not yet adopted

In March 2020, the FASB issued ASU 2020-04, Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which amends ASC Topic 848, Reference Rate Reform. This ASU provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. This new guidance is optional and may be elected over time through December 31, 2022 as reference rate reform activities occur. This new guidance is not expected to have a material impact on the Corporation’s consolidated financial statements.

In August 2020, the FASB issued ASU 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which amends ASC Subtopic 470-20, Debt with Conversion and Other Options and ASC Subtopic 815-40, Derivatives and Hedging – Contracts in Entity’s Own Equity. The ASU simplifies the accounting for convertible instruments by reducing the number of accounting models for convertible debt instruments and convertible preferred stock. In addition, the ASU enhances information transparency by making targeted improvements to the disclosures for convertible instruments and earnings-per-share guidance and amends the guidance for the derivatives scope exception for contracts in an entity’s own equity to reduce form-over-substance-based accounting conclusions. ASU 2020-06 is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2021. Management has not yet evaluated the impact of this ASU on the consolidated financial statements.

In October 2021, the FASB issued ASU 2021-08, Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which amends ASC Topic 805, Business Combinations, The ASU improves the accounting for acquired revenue contracts with customers in a business combination by addressing diversity in practice and inconsistency related to the (1) recognition of an acquired contract liability and (2) payment terms and their direct effect on subsequent revenue recognized by the acquirer. ASU 2021-08 is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2022. Management has not yet evaluated the impact of this ASU on the consolidated financial statements.

The Corporation does not intend to early adopt any of the above amendments.